Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (2,474,628)	$ (21,952,893)	$ (79,057,610)	$ (31,328,711)
Other comprehensive (loss) income:
Foreign currency translation	20,429	(33,800)	40,577	53,020
Unrealized (loss) gain on convertible notes	(14,000)	101,000	245,000	100,000
Comprehensive loss	$ (2,468,199)	$ (21,885,693)	$ (78,772,033)	$ (31,175,691)